INVESTMENTS, DEBT AND DERIVATIVES - Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total investments and derivatives	$ 722	$ 422
Non-current	218	65
Current	504	357
At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	37	30
At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	685	392
Other investments | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	37	30
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	135	117
Bank deposits | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	2	2
Other investments | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	185	172
Deferred consideration from sale of subsidiary | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	$ 363	$ 101